Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 91.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.4%
Maine Municipal Bond Bank, 3.00%, 11/1/35	$1,700	$ 1,426,963
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/31	300	329,910
Texas Water Development Board:
4.50%, 10/15/37	1,000	995,480
4.55%, 10/15/38	3,500	3,471,860
		$ 6,224,213
Education — 7.3%
Alabama Public School and College Authority, Social Bonds, 4.00%, 11/1/36	$1,500	$ 1,415,775
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	5,000	4,822,150
Texas A&M University, 4.00%, 5/15/33	1,290	1,283,705
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	2,995,680
University of Texas, 5.00%, 8/15/24	1,000	1,009,410
Will, Grundy, and Kendall Counties Community School District No. 201, IL:
5.00%, 10/15/27	705	732,728
5.00%, 10/15/28	1,000	1,047,700
		$ 13,307,148
Electric Utilities — 0.6%
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	$1,000	$ 1,024,120
		$ 1,024,120
Escrowed/Prerefunded — 4.1%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,018,060
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,364,980
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	120	121,920
Escrowed to Maturity, 5.00%, 2/15/25	50	50,825
		$ 7,555,785
General Obligations — 30.6%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,265
Auburn, ME, 2.00%, 11/1/34	1,250	913,800
Bellevue School District No. 405, WA, 4.00%, 12/1/33	1,580	1,553,409
Braintree, MA, 1.50%, 10/15/31	1,975	1,502,382
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California:
5.00%, 10/1/32	$3,000	$ 3,193,920
5.50%, 12/1/52	1,205	1,295,905
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	750	420,480
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	100	99,577
Columbia School District, MO, 2.10%, 3/1/27	1,040	948,116
Commonwealth of Massachusetts, 4.00%, 11/1/35	1,000	984,690
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	1,225	1,273,326
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,909,670
Edina, MN, 5.00%, 2/1/30	125	131,996
Florida, 4.00%, 6/1/35	1,080	1,065,906
Frisco, TX, 2.00%, 2/15/33	1,000	780,480
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	2,000	1,836,200
Houston Independent School District, TX, (PSF Guaranteed), 4.00% to 6/1/25 (Put Date), 6/1/39	1,000	995,530
Illinois, 5.00%, 3/1/25	5,250	5,293,155
Knox County, TN, 2.90%, 6/1/32	1,460	1,271,806
Liberty Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	2,010	2,085,114
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	25,487
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,123
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	873,063
New York:
5.00%, 3/15/31	5,250	5,699,505
5.00%, 3/15/32	2,500	2,730,350
New York, NY, 5.00%, 8/1/30	1,500	1,600,725
North Carolina, 2.00%, 6/1/33	1,250	984,488
Oconee County, GA, 4.00%, 1/1/34	15	14,964
Ohio, 5.00%, 12/15/23	500	500,680
Orange County, NC, 3.10%, 2/1/36	1,445	1,230,504
Pennsylvania, 4.00%, 5/1/32	2,005	1,942,685
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,500,120
Somerville, MA:
1.75%, 10/15/32	4,180	3,277,747
1.75%, 10/15/33	1,260	967,025
Washington, 5.00%, 7/1/26	1,500	1,548,585
Wylie Independent School District, TX, (PSF Guaranteed), 3.25% to 8/15/28 (Put Date), 8/15/41(1)	4,975	4,354,717
		$ 55,836,495

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 11.7%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.89%, (SIFMA + 0.70%), 11/15/47(2)	$4,500	$ 4,455,585
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 5.00% to 7/1/31 (Put Date), 7/1/53	1,500	1,552,395
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33	40	37,409
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	2,500	2,551,000
5.00%, 6/1/27	3,500	3,602,410
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,085,980
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,008,640
		$ 21,293,419
Housing — 16.0%
Connecticut Housing Finance Authority:
1.85%, 11/15/31	$190	$ 151,654
Social Bonds, 4.49%, (SIFMA + 0.30%), 11/15/50(2)	2,500	2,490,950
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	1,970	1,997,718
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	2,965	3,018,429
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	142,604
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	1,910	1,925,242
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,455	1,514,931
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	990	989,287
Maine Housing Authority, Social Bonds, 3.125% to 5/1/24 (Put Date), 11/15/54	2,000	1,987,920
Michigan Housing Development Authority, SFMR, Social Bonds, (LOC: Barclays Bank PLC), 4.00%, 6/1/46(3)	5,000	5,000,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,690	1,719,947
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	611,672
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	255,936
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	625	566,750
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency:
3.35%, 9/1/49	$540	$ 388,147
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	151,668
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	335,046
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	995	1,021,566
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,945	1,975,284
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,960	3,043,324
		$ 29,288,075
Insured - Education — 0.2%
William S Hart Union High School District, CA, (Election 2001), (AGM), 0.00%, 9/1/29	$500	$ 389,405
		$ 389,405
Insured - General Obligations — 4.0%
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/28	$2,000	$ 1,635,460
(AGM), 0.00%, 9/1/30	1,500	1,119,960
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/31	365	258,066
(BAM), 0.00%, 8/1/32	500	336,455
(BAM), 0.00%, 8/1/33	240	153,562
San Jose Unified School District, CA, (Election of 2002), (NPFG), 0.00%, 8/1/28	2,500	2,053,525
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,717,140
		$ 7,274,168
Lease Revenue/Certificates of Participation — 0.5%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,195
5.00%, 11/1/43	225	225,115
5.00%, 11/1/48	375	375,146
		$ 875,456
Other Revenue — 4.5%
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	$3,000	$ 3,052,770

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	$4,185	$ 4,181,192
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	993,960
		$ 8,227,922
Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/34	$500	$ 520,880
		$ 520,880
Special Tax Revenue — 0.6%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	$1,000	$ 1,071,840
		$ 1,071,840
Transportation — 3.3%
Maryland Department of Transportation, 3.00%, 9/1/32	$3,500	$ 3,103,800
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 4.07%, 12/1/39(3)	1,000	1,000,000
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,016,460
		$ 6,120,260
Water and Sewer — 4.0%
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/35	$75	$ 81,610
Indiana Finance Authority, Green Bonds, 5.00%, 2/1/25	1,500	1,522,545
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,123,730
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,737,350
Washington Suburban Sanitary District, MD, 3.00%, 6/1/31	2,000	1,801,440
		$ 7,266,675
Total Tax-Exempt Municipal Obligations (identified cost $171,633,283)		$166,275,861

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.6%
Texas Natural Gas Securitization Finance Corp., 5.102%, 4/1/35	$3,000	$ 2,905,950
Total Taxable Municipal Obligations (identified cost $3,009,749)		$ 2,905,950

U.S. Treasury Obligations — 6.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 4.125%, 11/15/32	$12,000	$ 11,307,188
Total U.S. Treasury Obligations (identified cost $11,342,344)		$ 11,307,188

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(4)	716,558	$ 716,558
Total Short-Term Investments (identified cost $716,558)		$ 716,558
Total Investments — 99.3% (identified cost $186,701,934)		$181,205,557
Other Assets, Less Liabilities — 0.7%		$ 1,220,167
Net Assets — 100.0%		$182,425,724
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Multi-step coupon security. Interest rate represents the rate in effect at October 31, 2023.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
At October 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	15.9%
Others, representing less than 10% individually	76.8%

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
The Fund did not have any open derivative instruments at October 31, 2023.
Affiliated Investments
At October 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $716,558, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$20,836,467	$112,570,713	$(132,690,622)	$ —	$ —	$716,558	$269,269	716,558
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS Short-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$166,275,861	$ —	$166,275,861
Taxable Municipal Obligations	—	2,905,950	—	2,905,950
U.S. Treasury Obligations	—	11,307,188	—	11,307,188
Short-Term Investments	716,558	—	—	716,558
Total Investments	$716,558	$180,488,999	$ —	$181,205,557
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.